SUPPLEMENT TO THE CMC FIXED INCOME SECURITIES FUND'S PROSPECTUS,
                             DATED FEBRUARY 27, 2003


         The name of the Trust of which the Fund is a portfolio, "CMC Fund Trust," shall be changed to "CMG Fund Trust" and the name of the Fund shall be changed to "CMG Fixed Income Securities Fund."


                                   MAY 5, 2003

              SUPPLEMENT TO THE CMC FIXED INCOME SECURITIES FUND'S
                      STATEMENT OF ADDITIONAL INFORMATION,
                             DATED FEBRUARY 27, 2003


         The name of the Trust of which the Fund is a portfolio, "CMC Fund Trust," shall be changed to "CMG Fund Trust" and the name of the Fund shall be changed to "CMG Fixed Income Securities Fund."


                                   MAY 5, 2003

            SUPPLEMENT TO THE CMC SHORT TERM BOND FUND'S PROSPECTUS,
                             DATED FEBRUARY 27, 2003


         The name of the Trust of which the Fund is a portfolio, "CMC Fund Trust," shall be changed to "CMG Fund Trust" and the name of the Fund shall be changed to "CMG Short Term Bond Fund."


                                   MAY 5, 2003

                  SUPPLEMENT TO THE CMC SHORT TERM BOND FUND'S
                      STATEMENT OF ADDITIONAL INFORMATION,
                             DATED FEBRUARY 27, 2003


         The name of the Trust of which the Fund is a portfolio, "CMC Fund Trust," shall be changed to "CMG Fund Trust" and the name of the Fund shall be changed to "CMG Short Term Bond Fund."


                                   MAY 5, 2003

               SUPPLEMENT TO THE CMC SMALL CAP FUND'S PROSPECTUS,
                             DATED FEBRUARY 27, 2003


         The name of the Trust of which the Fund is a portfolio, "CMC Fund Trust," shall be changed to "CMG Fund Trust" and the name of the Fund shall be changed to "CMG Small Cap Fund."


                                   MAY 5, 2003

                     SUPPLEMENT TO THE CMC SMALL CAP FUND'S
                      STATEMENT OF ADDITIONAL INFORMATION,
                             DATED FEBRUARY 27, 2003


         The name of the Trust of which the Fund is a portfolio, "CMC Fund Trust," shall be changed to "CMG Fund Trust" and the name of the Fund shall be changed to "CMG Small Cap Fund."


                                   MAY 5, 2003

            SUPPLEMENT TO THE CMC STRATEGIC EQUITY FUND'S PROSPECTUS,
                             DATED FEBRUARY 27, 2003

         The name of the Trust of which the Fund is a portfolio, "CMC Fund Trust," shall be changed to "CMG Fund Trust" and the name of the Fund shall be changed to "CMG Strategic Equity Fund."


                                   MAY 5, 2003

                  SUPPLEMENT TO THE CMC STRATEGIC EQUITY FUND'S
                      STATEMENT OF ADDITIONAL INFORMATION,
                             DATED FEBRUARY 27, 2003


         The name of the Trust of which the Fund is a portfolio, "CMC Fund Trust," shall be changed to "CMG Fund Trust" and the name of the Fund shall be changed to "CMG Strategic Equity Fund."


                                   MAY 5, 2003

    SUPPLEMENT TO THE CMC CORE PLUS BOND FUND'S, CMC GOVERNMENT BOND FUND'S, CMC CORPORATE BOND FUND'S, CMC MORTGAGE AND ASSET-BACKED SECURITIES FUND'S,
      CMC HIGH YIELD FUND'S, AND CMC INTERNATIONAL BOND FUND'S
                      STATEMENT OF ADDITIONAL INFORMATION,
                             DATED FEBRUARY 27, 2003


         The name of the Trust of which the Funds are portfolios, "CMC Fund Trust," shall be changed to "CMG Fund Trust" and the name of the Funds shall be changed to "CMG Core Plus Bond Fund, CMG Government Bond Fund, CMG Corporate Bond Fund, CMG Mortgage and Asset-Backed Securities Fund, CMG High Yield Fund, and CMG International Bond Fund."


                                   MAY 5, 2003

   SUPPLEMENT TO THE CMC ENHANCED S&P 500(R) INDEX FUND'S, CMC LARGE CAP VALUE FUND'S, CMC LARGE CAP GROWTH FUND'S, CMC MID CAP VALUE FUND'S, CMC MID CAP
    GROWTH FUND'S, CMC SMALL/MID CAP FUND'S, CMC SMALL CAP VALUE FUND'S, CMC
          SMALL CAP GROWTH FUND'S, CMC INTERNATIONAL STOCK FUND'S, AND
                       CMC EMERGING MARKETS EQUITY FUND'S
                      STATEMENT OF ADDITIONAL INFORMATION,
                             DATED FEBRUARY 27, 2003


         The name of the Trust of which the Funds are portfolios, "CMC Fund Trust," shall be changed to "CMG Fund Trust" and the name of the Funds shall be changed to "CMG Enhanced S&P 500(R) Index Fund, CMG Large Cap Value Fund, CMG Large CaP Growth Fund, CMG Mid Cap Value Fund, CMG Mid Cap Growth Fund, CMG Small/Mid Cap Fund, CMG Small Cap Value Fund, CMG Small Cap Growth Fund, CMG International Stock Fund, and CMG Emerging Markets Equity Fund."


                                   MAY 5, 2003